SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues
Revenue	$ 328,455,588	$ 206,697,620	$ 172,350,699
Royalties	1,995,584	2,023,548	1,775,790
Initial recognition and changes in the fair value of biological assets at the point of harvest	6,388,030	2,826,255	716,741
Changes in the net realizable value of agricultural products after harvest	(42,523)
Government grants		2,302	24,732
Total	334,801,095	209,526,177	173,092,172
Cost of sales	(208,364,095)	(118,641,803)	(93,575,588)
Gross profit.	$ 126,437,000	$ 90,884,374	$ 79,516,584
% Gross margin	38.00%	43.00%	46.00%
Seed and integrated products
Revenues
Revenue	$ 47,858,146	$ 33,422,140	$ 29,402,332
Royalties	1,995,584	2,023,548	1,775,790
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,672,192	1,394,127	41,755
Changes in the net realizable value of agricultural products after harvest	(214,350)
Government grants		2,302	24,732
Total	51,315,988	34,818,569	29,468,819
Cost of sales	(21,839,689)	(12,931,763)	(11,581,494)
Gross profit.	$ 29,476,299	$ 21,886,806	$ 17,887,325
% Gross margin	57.00%	63.00%	61.00%
Crop protection
Revenues
Revenue	$ 173,095,092	$ 113,508,465	$ 93,799,477
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,171,749	606,269	418,712
Changes in the net realizable value of agricultural products after harvest	111,282
Total	174,378,123	114,114,734	94,218,189
Cost of sales	(124,489,307)	(75,138,491)	(53,552,327)
Gross profit.	$ 49,888,816	$ 38,976,243	$ 40,665,862
% Gross margin	29.00%	34.00%	43.00%
Crop nutrition
Revenues
Revenue	$ 107,502,350	$ 59,767,015	$ 49,148,890
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,544,089	825,859	256,274
Changes in the net realizable value of agricultural products after harvest	60,545
Total	109,106,984	60,592,874	49,405,164
Cost of sales	(62,035,099)	(30,571,549)	(28,441,767)
Gross profit.	$ 47,071,885	$ 30,021,325	$ 20,963,397
% Gross margin	43.00%	50.00%	42.00%
Sale of goods and services
Revenues
Revenue	$ 326,460,004	$ 204,674,072	$ 170,574,909
Sale of goods and services | Seed and integrated products
Revenues
Revenue	45,862,562	31,398,592	27,626,542
Sale of goods and services | Crop protection
Revenues
Revenue	173,095,092	113,508,465	93,799,477
Sale of goods and services | Crop nutrition
Revenues
Revenue	$ 107,502,350	$ 59,767,015	$ 49,148,890